DEPOSITS (Narrative) (Details) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
DEPOSITS [Abstract]
Retail savings certificates with balances of $100,000 or more	$ 4.6	$ 5.1